Profit(loss) before income taxes	12 Months Ended
Dec. 31, 2022
Profit/(loss) Before Income Taxes

10. Profit/(loss) before income taxes

Expenses by nature

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,977	2,973	2,952
Amortization of intangible asset	1	1	*-
Directors
- salaries and related costs	1,051	602	816
- social benefits contribution	5	11	24
- share based compensation	37	-	-
Key management personnel (other than directors)
- salaries and related costs	1,563	1,380	1,212
- social benefits contribution	5	11	-
- share based compensation	74	-	-
Other than directors and key management personnel
- salaries and related costs	707	578	689
- social benefits contribution	10	44	36

*Less than RMB1,000